Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2019
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Schedule of Property, Plant and Equipment, Net

As of June 30, 2019 and December 31, 2018, Company’s property, plant and equipment, net are as follows:

	June 30, 2019		December 31, 2018
Land	Ps.	9,400	9,568
Buildings (1)		21,011	18,902
Machinery and equipment		42,771	43,344
Refrigeration equipment		9,590	8,860
Returnable bottles		5,893	6,043
Investements in fixed assets in progress		7,345	7,849
Leasehold improvements		14,379	13,629
Others		361	407

	Ps.	110,750	108,602

(1)	The item increased in related due to Company acquisitions as described above in the Note 4.